Deposits (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Deposits and Components

$ millions, as at				2019 Apr. 30	2018 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$11,597	$107,191	$55,874	$174,662	$163,879
Business and government (7)	57,375	53,608	140,003	250,986	240,149
Bank	4,206	374	10,215	14,795	14,380
Secured borrowings (8)	–	–	37,097	37,097	42,607
	$73,178	$161,173	$243,189	$477,540	$461,015
Comprised of:
Held at amortized cost				$468,709	$453,498
Designated at fair value				8,831	7,517
				$477,540	$461,015
Total deposits include:
Non-interest-bearing deposits
In domestic offices				$48,859	$49,858
In foreign offices				12,560	12,115
Interest-bearing deposits
In domestic offices				330,449	321,188
In foreign offices				85,672	77,854
				$477,540	$461,015
(1)

Includes deposits of $156.8 billion (October 31, 2018: $155.5 billion) denominated in U.S. dollars and deposits of $24.7 billion (October 31, 2018: $24.3 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $2,893 million (October 31, 2018: $2,689 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)

Includes $3,017 million (October 31, 2018: $190 million) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance (Canada). These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $1,604 million (October 31, 2018: $1,600 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, covered bond programs, and consolidated securitization vehicles.